UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 95.9%
Asset-Backed Securities 7.1%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.448%(c)	07/15/26	23,000	$ 22,996,396
ALM Ltd./ALM LLC (Cayman Islands), Series 2015-16A, Class A1R, 144A, 3 Month LIBOR + 1.050%	3.398(c)	07/15/27	20,000	20,004,372
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R2, 144A, 3 Month LIBOR + 0.890%	2.976(c)	04/16/27	23,000	23,000,000
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.192(c)	04/22/27	50,000	49,960,275
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.135(c)	07/18/27	30,000	29,966,499
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/15/30	20,000	20,053,904

Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A, 3 Month LIBOR + 0.850%	3.198(c)	10/15/26	50,000	49,979,805
CBAM Ltd. (Cayman Islands), Series 2018-6A, Class A, 144A	—(p)	07/15/31	29,000	29,000,000
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.148(c)	07/15/27	20,000	19,988,238
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	3.380(c)	07/25/26	40,000	40,010,464
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/15/26	25,000	25,015,023
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.513(c)	05/15/26	44,604	44,626,981
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.239(c)	07/20/27	50,000	50,001,190
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228(c)	07/15/27	50,000	49,984,680

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.269%(c)	04/20/28	3,000	$ 2,999,988
Zais CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.530%	3.878(c)	10/15/28	20,000	20,047,096
Total Asset-Backed Securities (cost $497,677,828)				497,634,911
Bank Loans 2.2%
Computers 1.2%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.470(c)	09/30/24	41,665	42,003,780
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.470(c)	09/29/25	43,675	44,184,556
				86,188,336
Oil, Gas & Coal 0.2%
EG America, LLC (United Kingdom), Term Loan	—(p)	02/01/26	11,975	11,915,125
Retail 0.1%
Academy, Ltd., Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	5.938(c)	07/01/22	4,022	3,174,312
Software 0.3%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.560(c)	06/13/25	13,175	12,730,344
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.610(c)	11/01/24	7,500	7,781,250
				20,511,594
Telecommunications 0.4%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	5.718(c)	11/27/23	3,600	3,610,001
Tranche B-5 Term Loan	6.630	01/02/24	25,535	26,109,537
				29,719,538
Total Bank Loans (cost $149,258,478)				151,508,905

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds 86.4%
Advertising 0.1%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	10/01/22	11,005	$ 6,575,487
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, 6 Month LIBOR + 14.000%	15.844(c)	07/01/24	1,990	1,960,421
				8,535,908
Aerospace/Defense 1.9%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125	10/01/24	5,000	5,018,750
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	5.750	03/15/22	1,413	1,414,766
Sr. Unsec’d. Notes, 144A	6.125	01/15/23	1,207	1,202,474
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	58,850	61,351,125
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	36,800	40,848,000

TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875	05/15/26	8,875	9,052,500
TransDigm, Inc.,
Gtd. Notes(a)	6.375	06/15/26	8,050	8,090,250
Gtd. Notes	6.500	07/15/24	4,830	4,926,600
				131,904,465
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	12,902	12,643,960
Auto Manufacturers 0.7%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250	04/15/23	3,875	3,904,063
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A(a)	7.125	04/15/26	7,225	7,333,375
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750	08/01/22	4,150	4,139,625
Navistar International Corp., Sr. Unsec’d. Notes, 144A	6.625	11/01/25	31,375	32,394,687
				47,771,750
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	21,900	19,983,750

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750%	10/01/27	5,350	$ 5,008,938
Sr. Unsec’d. Notes, 144A(a)	5.000	10/01/24	7,425	7,369,312
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	6,650	6,566,875
Gtd. Notes	6.250	03/15/26	20,275	19,620,117

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	14,692	14,361,430
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	6.500	06/01/26	16,914	17,252,280
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	4,300	4,042,000
Meritor, Inc., Gtd. Notes	6.250	02/15/24	2,375	2,422,500
Titan International, Inc., Sr. Sec’d. Notes, 144A(a)	6.500	11/30/23	10,950	11,004,750
				107,631,952
Banks 0.3%
CIT Group, Inc.,
Sr. Unsec’d. Notes	5.000	08/15/22	13,200	13,414,500
Sub. Notes	6.125	03/09/28	8,400	8,589,000
				22,003,500
Beverages 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	12,650	12,460,250
Building Materials 1.2%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500	10/01/24	9,697	9,393,969
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A(a)	5.625	09/01/24	1,800	1,768,032
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.700	01/11/25	150	147,150
Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	1,850	1,992,450

Griffon Corp., Gtd. Notes	5.250	03/01/22	30,850	29,770,250
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	3,710	3,645,075

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125%	07/15/23	12,615	$ 12,741,150
Gtd. Notes	8.500	04/15/22	5,025	5,401,875
Gtd. Notes, 144A	5.125	06/01/25	3,125	2,937,500

US Concrete, Inc., Gtd. Notes	6.375	06/01/24	18,923	19,230,498
				87,027,949
Chemicals 4.1%
A Schulman, Inc., Gtd. Notes	6.875	06/01/23	22,033	23,140,158
Alpha 2 BV (United Kingdom), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	12,600	12,426,750
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	4,925	4,851,125
Ashland LLC, Gtd. Notes(a)	6.875	05/15/43	18,459	19,012,770
Blue Cube Spinco LLC, Gtd. Notes	9.750	10/15/23	3,333	3,812,119
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	4,900	4,765,250
Gtd. Notes	6.625	05/15/23	13,120	13,779,674
Gtd. Notes	7.000	05/15/25	9,960	10,682,100

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	13,630	13,527,775
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250	06/15/23	7,027	7,220,243
Hexion, Inc.,
Sec’d. Notes, 144A(a)	13.750	02/01/22	14,465	12,910,012
Sr. Sec’d. Notes	6.625	04/15/20	5,765	5,440,719
Sr. Sec’d. Notes, 144A(a)	10.375	02/01/22	7,465	7,325,031

Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A(a)	7.000	04/15/25	3,885	4,001,550
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	2,820	2,696,625
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	4,100	3,915,500
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	26,280	24,900,300

Olin Corp., Sr. Unsec’d. Notes	5.000	02/01/30	1,640	1,543,732

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Platform Specialty Products Corp.,
Gtd. Notes, 144A(a)	5.875%	12/01/25	15,725	$ 15,135,312
Gtd. Notes, 144A(a)	6.500	02/01/22	10,085	10,337,125

PQ Corp., Sr. Sec’d. Notes, 144A(a)	6.750	11/15/22	3,525	3,710,063
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	23,885	24,646,454
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	29,470	29,042,685
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	4,725	4,583,250
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	17,725	17,481,281
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	3,950	3,871,000
				284,758,603
Coal 0.2%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	12,450	12,745,688
Commercial Services 2.3%
Ahern Rentals, Inc., Sec’d. Notes, 144A(a)	7.375	05/15/23	5,113	4,985,175
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A(a)	4.125	08/15/25	4,750	4,459,063
Sec’d. Notes, 144A	4.375	08/15/27	4,750	4,393,750

Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25	61,076	64,587,870
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	8,500	8,431,745
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28	44,880	42,146,808
Gtd. Notes(a)	5.500	05/15/27	10,975	10,865,250
Gtd. Notes	5.875	09/15/26	19,075	19,504,187
				159,373,848
Computers 1.5%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	4,000	4,106,508

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Dell International LLC/EMC Corp., (cont’d.)
Gtd. Notes, 144A(a)	7.125%	06/15/24	8,945	$ 9,611,079

EMC Corp., Sr. Unsec’d. Notes	1.875	06/01/18	10,700	10,700,000
Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25	11,756	11,917,645
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	34,364	35,180,145
NCR Corp., Gtd. Notes	6.375	12/15/23	3,635	3,738,634
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	29,900	27,714,310
Western Digital Corp., Gtd. Notes	4.750	02/15/26	4,650	4,574,437
				107,542,758
Distribution/Wholesale 0.5%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	6,645	6,462,262
Gtd. Notes	7.000	06/15/23	18,670	18,529,975

H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	9,600	9,480,000
				34,472,237
Diversified Financial Services 1.8%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375	08/01/22	12,765	12,828,825
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750	11/18/19	4,050	4,055,063
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250	08/15/21	5,500	5,757,400
LPL Holdings, Inc., Gtd. Notes, 144A(a)	5.750	09/15/25	16,475	15,857,187
Navient Corp.,
Sr. Unsec’d. Notes	5.000	10/26/20	1,500	1,509,000
Sr. Unsec’d. Notes	6.625	07/26/21	3,350	3,475,625
Sr. Unsec’d. Notes(a)	7.250	09/25/23	6,275	6,604,438
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	7,300	7,763,550
Springleaf Finance Corp.,
Gtd. Notes	6.000	06/01/20	8,225	8,471,750
Gtd. Notes	6.875	03/15/25	14,925	14,850,375

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Springleaf Finance Corp., (cont’d.)
Gtd. Notes	7.125%	03/15/26	14,800	$ 14,795,560

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A(a)	6.750	06/01/25	9,050	8,769,902
Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000	03/15/26	14,450	14,522,250
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	5,925	6,135,989
				125,396,914
Electric 4.7%
AES Corp.,
Sr. Unsec’d. Notes(a)	4.875	05/15/23	900	902,250
Sr. Unsec’d. Notes(a)	5.500	04/15/25	829	837,290
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	8,675	8,262,937
Sr. Unsec’d. Notes(a)	5.500	02/01/24	23,370	21,266,700
Sr. Unsec’d. Notes(a)	5.750	01/15/25	50,726	46,160,660
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19	2,117	2,193,741
Sr. Unsec’d. Notes	7.250	10/15/21	14,869	16,207,210

Dynegy, Inc., Gtd. Notes(a)	5.875	06/01/23	9,475	9,723,719
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875	06/15/17	29,562	27,123,135
Sr. Unsec’d. Notes(d)	9.500	10/15/18	4,375	3,926,563
Sr. Unsec’d. Notes(d)	9.875	10/15/20	33,897	30,507,300

Mirant Corp., Bonds, 144A(d)^	7.400	07/15/49	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22	1,445	1,488,350
Gtd. Notes(a)	6.250	05/01/24	6,663	6,879,548
Gtd. Notes	6.625	01/15/27	2,205	2,276,663
Gtd. Notes(a)	7.250	05/15/26	16,475	17,669,437
Gtd. Notes, 144A(a)	5.750	01/15/28	12,050	11,899,375

NRG REMA LLC, Pass-Through Certificates, Series C	9.681	07/02/26	11,755	7,464,425
Red Oak Power LLC, Series B, Sr. Sec’d. Notes	9.200	11/30/29	200	228,250
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22	34,025	35,739,860

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Energy Corp., (cont’d.)
Gtd. Notes	7.625%	11/01/24	31,560	$ 33,887,550
Gtd. Notes(a)	8.034	02/02/24	20,065	21,168,180
Gtd. Notes, 144A	8.000	01/15/25	17,075	18,483,687
Gtd. Notes, 144A(a)	8.125	01/30/26	7,875	8,632,969
				332,932,474
Electrical Components & Equipment 0.1%
General Cable Corp., Gtd. Notes	5.750	10/01/22	5,487	5,610,458
Electronics 0.0%
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	1,325	1,272,000
Engineering & Construction 0.8%
AECOM,
Gtd. Notes(a)	5.125	03/15/27	11,625	10,782,187
Gtd. Notes	5.875	10/15/24	8,925	9,081,188

Pisces Midco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	04/15/26	9,975	9,722,533
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	11,850	12,798,000
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	12,900	12,706,500
				55,090,408
Entertainment 3.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25	8,350	8,162,125
Gtd. Notes(a)	5.875	11/15/26	26,375	25,682,656

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	18,175	17,357,125
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000	06/15/23	5,325	5,471,438
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	11,561	10,780,633
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23	10,491	10,136,404

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Eldorado Resorts, Inc.,
Gtd. Notes(a)	6.000%	04/01/25	1,650	$ 1,641,750
Gtd. Notes(a)	7.000	08/01/23	9,160	9,629,450

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	3,650	3,621,658
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	15,806	16,191,271
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	5,375	5,616,875
National CineMedia LLC,
Sr. Sec’d. Notes(a)	6.000	04/15/22	4,725	4,795,875
Sr. Unsec’d. Notes(a)	5.750	08/15/26	20,160	18,144,000

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	5,175	4,942,125
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625	05/01/24	18,125	18,985,937
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	24,065	24,546,300
Gtd. Notes	10.000	12/01/22	35,514	38,089,120
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25	7,625	7,358,125
				231,152,867
Environmental Control 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	10,925	10,925,000
Foods 1.6%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes(a)	5.750	03/15/25	19,830	17,454,366
B&G Foods, Inc.,
Gtd. Notes	4.625	06/01/21	2,150	2,117,750
Gtd. Notes(a)	5.250	04/01/25	6,900	6,486,000
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A	5.750	06/15/25	29,190	27,146,700
Gtd. Notes, 144A	5.875	07/15/24	11,438	10,951,885
Gtd. Notes, 144A	7.250	06/01/21	1,425	1,441,031
Gtd. Notes, 144A(a)	7.250	06/01/21	13,803	13,958,284

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500	06/01/26	7,750	7,536,875

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750%	03/15/25	8,950	$ 8,636,750
Sr. Unsec’d. Notes, 144A	5.875	09/30/27	16,500	15,510,000
				111,239,641
Forest Products & Paper 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500	02/01/24	1,550	1,592,625
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	18,740	18,189,981
Sr. Unsec’d. Notes	5.625	05/20/24	3,550	3,514,500
Sr. Unsec’d. Notes	5.875	08/20/26	9,700	9,433,250
				31,137,731
Healthcare-Products 0.6%
Greatbatch Ltd., Gtd. Notes, 144A	9.125	11/01/23	17,120	18,596,600
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	7,270	5,852,350
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	5.500	04/15/25	15,923	12,700,185
Gtd. Notes, 144A(a)	5.625	10/15/23	6,006	4,962,457
				42,111,592
Healthcare-Services 4.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes(a)	5.125	07/01/22	4,486	4,486,000
Gtd. Notes(a)	5.625	02/15/23	7,095	7,174,819
Gtd. Notes(a)	6.125	03/15/21	2,870	2,898,700
Gtd. Notes	6.500	03/01/24	8,503	8,800,605
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	62,705	32,920,125
Gtd. Notes(a)	7.125	07/15/20	21,175	17,787,000
Sr. Sec’d. Notes	6.250	03/31/23	13,425	12,518,812
Encompass Health Corp.,
Gtd. Notes	5.125	03/15/23	1,525	1,540,250

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Encompass Health Corp., (cont’d.)
Gtd. Notes	5.750%	09/15/25	4,800	$ 4,896,000

Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	8,075	8,004,344
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	40,932	40,215,690
Gtd. Notes	5.875	05/01/23	4,900	5,096,000
Gtd. Notes	5.875	02/15/26	5,295	5,328,147
Gtd. Notes	7.500	12/15/23	12,480	13,603,200

Select Medical Corp., Gtd. Notes	6.375	06/01/21	18,021	18,268,789
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	7,785	7,259,512
Gtd. Notes, 144A	8.875	04/15/21	7,800	7,995,000
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20	9,075	9,381,281
Sr. Unsec’d. Notes(a)	6.750	06/15/23	16,199	16,118,005
Sr. Unsec’d. Notes(a)	8.125	04/01/22	42,715	44,690,569
Sr. Unsec’d. Notes, 144A(a)	7.000	08/01/25	30,400	30,210,000
				299,192,848
Home Builders 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	11,944	11,451,310
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	4,100	4,167,650
Beazer Homes USA, Inc.,
Gtd. Notes(a)	6.750	03/15/25	10,425	10,112,250
Gtd. Notes	7.250	02/01/23	421	430,473
Gtd. Notes(a)	8.750	03/15/22	6,451	6,918,697

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	12,275	12,367,062
KB Home,
Gtd. Notes	7.000	12/15/21	1,412	1,491,425
Gtd. Notes	7.500	09/15/22	525	564,375
Gtd. Notes	7.625	05/15/23	11,575	12,414,187
Lennar Corp.,
Gtd. Notes(a)	4.750	05/30/25	9,098	8,825,060
Gtd. Notes(a)	4.875	12/15/23	4,575	4,563,563
Gtd. Notes, 144A(a)	4.750	11/29/27	3,025	2,820,813
Gtd. Notes, 144A	5.250	06/01/26	12,800	12,544,000

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Lennar Corp., (cont’d.)
Gtd. Notes, 144A	5.375%	10/01/22	3,675	$ 3,766,875
M/I Homes, Inc.,
Gtd. Notes(a)	5.625	08/01/25	7,050	6,693,270
Gtd. Notes	6.750	01/15/21	5,550	5,709,563
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/25	11,954	11,816,170
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	9,725	10,004,594
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	22,373	20,918,755
Gtd. Notes	6.000	06/01/25	14,125	14,442,812

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	4,425	4,535,625
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	12,600	12,033,000
Gtd. Notes	5.500	03/01/26	11,835	11,775,825

Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A(a)	6.125	04/01/25	7,545	7,554,431
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	10,688	10,471,034
Gtd. Notes, 144A	5.875	04/15/23	11,954	12,073,540
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	23,370	22,223,701
Gtd. Notes	7.000	08/15/22	9,844	10,065,490
				252,755,550
Home Furnishings 0.4%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500	06/15/26	26,172	25,255,980
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	2,775	2,747,250
Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250	12/15/26	6,728	6,425,240
Gtd. Notes	6.000	10/15/23	2,511	2,602,024
				9,027,264

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Internet 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	7,675	$ 7,425,563
Iron/Steel 0.8%
AK Steel Corp.,
Gtd. Notes(a)	6.375	10/15/25	10,160	9,474,200
Gtd. Notes(a)	7.000	03/15/27	7,460	7,124,300

Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750	03/01/25	26,420	25,289,224
United States Steel Corp., Sr. Unsec’d. Notes(a)	6.250	03/15/26	11,550	11,445,472
				53,333,196
Leisure Time 0.3%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	8,100	8,444,250
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	05/15/25	4,239	4,164,818
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	9,400	8,853,766
				21,462,834
Lodging 0.5%
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	6,000	6,082,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(a)	10.250	11/15/22	11,750	12,778,125
Sr. Sec’d. Notes, 144A	6.750	11/15/21	9,875	10,171,250

MGM Resorts International, Gtd. Notes(a)	6.000	03/15/23	2,700	2,794,500
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	2,450	2,364,250
				34,190,625
Machinery-Diversified 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	8,927	9,272,921

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	12,875	$ 14,033,750
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	6,300	6,063,750
				29,370,421
Media 10.2%
Altice France SA (France), Sr. Sec’d. Notes, 144A(a)	6.000	05/15/22	8,870	8,836,737
Altice France SA/France (France),
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/24	4,300	4,171,000
Sr. Sec’d. Notes, 144A(a)	7.375	05/01/26	57,100	55,529,750
AMC Networks, Inc.,
Gtd. Notes(a)	4.750	12/15/22	1,495	1,504,344
Gtd. Notes(a)	4.750	08/01/25	9,060	8,493,750

Belo Corp., Gtd. Notes	7.750	06/01/27	2,795	3,032,575
Block Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/25	6,065	6,110,488
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	9,379	9,355,552
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	23,580	21,811,500
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	3,895	3,870,656
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	3,150	3,071,250
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	8,375	8,084,388
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	10,073	9,868,518
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	2,950	2,975,813
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	26,282	25,838,491
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	20,131	20,030,748
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	38,912	38,722,109
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	53,300	53,366,625
Sr. Unsec’d. Notes, 144A	7.750	07/15/25	53,997	55,886,895
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes	7.625	03/15/20	27,538	27,331,465
Series A, Gtd. Notes	6.500	11/15/22	8,929	9,107,580
Series B, Gtd. Notes(a)	6.500	11/15/22	3,074	3,139,323
Series B, Gtd. Notes (a)	7.625	03/15/20	45,710	45,710,000

CSC Holdings LLC, Gtd. Notes, 144A	5.375	02/01/28	16,825	15,731,375
DISH DBS Corp.,
Gtd. Notes(a)	5.875	07/15/22	3,075	2,884,350

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes(a)	7.750%	07/01/26	125,791	$ 108,651,976
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.125	10/15/24	3,103	2,924,578
Gtd. Notes, 144A	5.875	07/15/26	18,708	17,679,060

Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	1,901	2,020,763
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(a)	5.500	04/15/21	7,094	7,163,876
Meredith Corp., Sr. Unsec’d. Notes, 144A(a)	6.875	02/01/26	14,335	14,478,350
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	11,345	11,940,612
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	6,075	5,942,261
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750	01/15/23	13,841	14,083,217
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	3,086	2,831,405
Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/23	14,818	14,077,100
Sinclair Television Group, Inc.,
Gtd. Notes	5.375	04/01/21	390	391,950
Gtd. Notes, 144A(a)	5.125	02/15/27	6,550	6,091,500
Gtd. Notes, 144A(a)	5.625	08/01/24	2,870	2,858,377
Gtd. Notes, 144A(a)	5.875	03/15/26	2,275	2,252,250
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	1,928	1,995,480
Gtd. Notes, 144A(a)	5.500	09/15/24	2,250	2,261,250

Tribune Media Co., Gtd. Notes	5.875	07/15/22	11,710	11,841,737
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	1,000	947,500
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	16,622	15,307,200

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	7,025	6,744,000
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/27	10,711	10,014,785
Ziggo BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500	01/15/27	4,755	4,539,599
				711,504,108

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Metal Fabricate/Hardware 0.5%
Novelis Corp.,
Gtd. Notes, 144A	5.875%	09/30/26	8,995	$ 8,815,999
Gtd. Notes, 144A(a)	6.250	08/15/24	3,250	3,290,950

TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	3,325	3,167,063
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	15,830	17,373,425
				32,647,437
Mining 2.7%
Constellium NV,
Gtd. Notes, 144A(a)	5.875	02/15/26	7,875	7,500,938
Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/25	13,205	13,155,481
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	21,085	20,030,750
Gtd. Notes, 144A	6.875	03/01/26	3,000	2,850,000
Gtd. Notes, 144A(a)	7.000	02/15/21	3,207	3,223,035
Gtd. Notes, 144A	7.250	04/01/23	2,230	2,235,575
Gtd. Notes, 144A	7.500	04/01/25	9,660	9,454,725
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	3,365	3,251,431
Gtd. Notes(a)	3.875	03/15/23	18,485	17,768,891
Gtd. Notes(a)	4.550	11/14/24	6,225	6,038,250

IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	21,796	22,477,125
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	10,345	9,672,575
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	5,413	5,656,585
Lundin Mining Corp. (Chile), Sr. Sec’d. Notes, 144A(a)	7.875	11/01/22	5,275	5,534,530
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	23,920	24,428,300
Teck Resources Ltd. (Canada), Gtd. Notes	4.750	01/15/22	35,597	35,964,005
				189,242,196

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.2%
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	2,575	$ 2,632,938
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	9,425	9,330,750
				11,963,688
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.000	09/01/25	2,900	2,864,620
Gtd. Notes	5.500	12/01/24	9,185	9,460,550
				12,325,170
Oil & Gas 8.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	14,534	15,224,365
Antero Resources Corp.,
Gtd. Notes(a)	5.000	03/01/25	17,290	17,176,578
Gtd. Notes(a)	5.375	11/01/21	7,175	7,250,338
Gtd. Notes	5.625	06/01/23	6,925	7,028,875

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	34,132	36,777,230
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	7,575	7,461,375
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	32,967	32,719,747
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	30,417	32,470,147
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	34,100	34,398,375
Gtd. Notes	8.000	04/01/23	3,827	4,066,188

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	13,875	13,493,715
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000	05/15/21	7,400	7,862,500
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875	08/15/25	5,225	5,394,813
Diamondback Energy, Inc.,
Gtd. Notes	5.375	05/31/25	6,975	6,905,250
Gtd. Notes, 144A	5.375	05/31/25	6,625	6,542,188

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	12,015	11,804,737

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Ensco PLC, Sr. Unsec’d. Notes(a)	7.750%	02/01/26	22,125	$ 21,074,062
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	21,425	20,514,437
Gtd. Notes, 144A	7.375	05/15/24	11,685	12,240,037

Halcon Resources Corp., Gtd. Notes(a)	6.750	02/15/25	17,236	16,201,840
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	13,870	13,835,325
Jones Energy Holdings LLC/Jones Energy Finance Corp., Sr. Sec’d. Notes, 144A	9.250	03/15/23	8,200	8,015,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	33,725	30,436,812
Gtd. Notes, 144A(a)	7.000	03/31/24	11,751	10,605,278
Sec’d. Notes, 144A(a)	6.500	01/15/25	13,850	13,880,331

Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.750	02/01/25	13,775	13,051,812
Newfield Exploration Co.,
Sr. Unsec’d. Notes(a)	5.375	01/01/26	9,625	9,901,719
Sr. Unsec’d. Notes(a)	5.750	01/30/22	1,906	1,998,918
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.125	01/17/22	1,265	1,324,455
Gtd. Notes	7.375	01/17/27	5,705	5,789,719
Gtd. Notes	8.750	05/23/26	4,750	5,258,250
Gtd. Notes, 144A(a)	5.299	01/27/25	2,720	2,553,400
Precision Drilling Corp. (Canada),
Gtd. Notes	6.500	12/15/21	1,730	1,764,946
Gtd. Notes(a)	7.750	12/15/23	5,650	5,974,875
Gtd. Notes, 144A(a)	7.125	01/15/26	6,475	6,604,500
QEP Resources, Inc.,
Sr. Unsec’d. Notes	5.250	05/01/23	445	435,544
Sr. Unsec’d. Notes(a)	5.375	10/01/22	2,300	2,339,560
Sr. Unsec’d. Notes(a)	5.625	03/01/26	4,475	4,273,625
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	16,700	15,698,000
Gtd. Notes	5.000	03/15/23	1,450	1,406,500
Gtd. Notes	5.875	07/01/22	21,518	21,679,385

RSP Permian, Inc., Gtd. Notes	5.250	01/15/25	9,962	10,223,503
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	8,250	7,961,250

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(d)^	6.500%	07/15/22		1,800	$ 18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	4.875	01/15/23		11,000	10,505,110
Gtd. Notes, 144A	5.500	02/15/26		11,550	10,929,188

Transocean, Inc., Gtd. Notes, 144A(a)	7.500	01/15/26		10,775	10,923,156
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24		5,000	4,950,000
Sr. Unsec’d. Notes	5.750	06/01/26		5,625	5,614,369
Sr. Unsec’d. Notes	6.000	01/15/22		10,858	11,400,900
Sr. Unsec’d. Notes	8.250	08/01/23		11,490	13,041,150
					578,983,895
Oil & Gas Services 0.2%
Weatherford International LLC, Gtd. Notes, 144A(a)	9.875	03/01/25		17,750	17,306,250
Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125	09/15/23		30,941	30,941,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A(a)	6.000	06/30/21		1,725	1,746,563
Gtd. Notes, 144A	6.750	05/15/24	EUR	1,000	1,264,029
Gtd. Notes, 144A(a)	7.250	05/15/24		23,450	24,475,937

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A(a)	7.000	07/15/24		15,810	16,224,222
					74,651,751
Pharmaceuticals 1.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23		17,855	13,123,425
Gtd. Notes, 144A	6.000	02/01/25		26,680	18,942,800

Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23		14,400	10,687,680
NVA Holdings, Inc., Gtd. Notes, 144A(a)	6.875	04/01/26		14,200	13,991,260

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)	5.500%	03/01/23	3,450	$ 3,211,433
Gtd. Notes, 144A	7.500	07/15/21	30,296	30,864,050
Gtd. Notes, 144A(a)	9.250	04/01/26	2,075	2,177,982

Vizient, Inc., Sr. Unsec’d. Notes, 144A(a)	10.375	03/01/24	17,080	18,788,000
				111,786,630
Pipelines 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.375	09/15/24	3,725	3,650,500
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	8,850	8,628,750
DCP Midstream Operating LP,
Gtd. Notes	5.600	04/01/44	8,581	8,194,855
Gtd. Notes, 144A	6.450	11/03/36	12,900	13,706,250

Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500	10/15/20	10,800	11,637,000
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes	6.000	05/15/23	9,400	9,165,000
Gtd. Notes(a)	6.750	08/01/22	5,575	5,658,625
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27	8,325	8,082,742
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	11,425	13,424,375

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	04/15/40	35,543	40,874,450
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	5.500	09/15/24	8,650	8,693,250
Gtd. Notes, 144A	5.500	01/15/28	23,225	22,441,156
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	8,439	8,038,148
Gtd. Notes	5.125	02/01/25	2,350	2,320,625
Gtd. Notes(a)	6.750	03/15/24	4,900	5,157,348
				169,673,074
Real Estate 1.3%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875	10/15/21	22,783	24,149,980

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	12,625	$ 12,877,500
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	14,723	14,354,925
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	23,472	22,093,020
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875	06/01/23	7,325	6,885,500
WeWork Cos., Inc., Gtd. Notes, 144A(a)	7.875	05/01/25	11,925	11,226,076
				91,587,001
Real Estate Investment Trusts (REITs) 0.9%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	4,400	4,521,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes(a)	4.500	09/01/26	9,100	8,349,250
Gtd. Notes(a)	4.500	01/15/28	14,800	13,283,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	7,650	7,191,459
Gtd. Notes	5.250	08/01/26	5,450	5,286,500
Gtd. Notes(a)	5.500	05/01/24	3,500	3,542,000
Gtd. Notes	6.375	03/01/24	4,250	4,462,500

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	2,600	2,613,000
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	5,886	5,660,121
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	5,911,953
				60,820,783
Retail 4.4%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375	10/01/23	5,850	6,052,995
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24	5,650	5,565,250
Caleres, Inc., Gtd. Notes	6.250	08/15/23	6,429	6,573,653
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	29,135	25,966,569

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(a)	6.750%	06/15/23	3,775	$ 3,340,875
Sr. Unsec’d. Notes(a)	6.500	05/01/21	3,775	3,501,313
Sr. Unsec’d. Notes(a)	6.750	01/15/22	6,064	5,563,720
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20	13,109	12,617,412
Sr. Unsec’d. Notes(a)	8.625	06/15/20	12,400	11,935,000
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	29,050	30,284,625
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	17,854	18,054,857

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	9,280	8,862,400
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	11,100	10,128,750
Gtd. Notes	6.750	07/01/36	26,650	23,985,000
Gtd. Notes(a)	6.875	11/01/35	14,630	13,295,012

Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000	10/15/21	5,932	4,241,380
PetSmart, Inc.,
Gtd. Notes, 144A(a)	7.125	03/15/23	49,667	23,879,894
Sr. Sec’d. Notes, 144A	5.875	06/01/25	23,275	16,059,750

PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250	06/30/20	12,015	10,122,638
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	28,680	29,397,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	21,982	20,663,080
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	18,672	17,984,870
				308,076,043
Semiconductors 0.3%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	6,125	6,255,156
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875	10/15/23	6,075	6,075,000
Gtd. Notes, 144A(a)	5.000	10/01/25	1,800	1,804,500

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Sensata Technologies BV, (cont’d.)
Gtd. Notes, 144A(a)	5.625%	11/01/24	950	$ 986,813

Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250	02/15/26	5,054	5,262,477
				20,383,946
Software 4.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125	07/15/21	91,523	93,820,227
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	10/15/19	13,018	13,066,817
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	6,960	6,655,500
First Data Corp.,
Gtd. Notes, 144A	7.000	12/01/23	74,843	78,413,011
Sec’d. Notes, 144A(a)	5.750	01/15/24	4,920	4,938,450

Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%(a)	7.125	05/01/21	42,044	42,254,220
Infor US, Inc., Gtd. Notes	6.500	05/15/22	11,388	11,573,055
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	4,865	4,937,975
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625	11/15/24	5,625	5,723,438
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	27,048	27,859,440
				289,242,133
Telecommunications 7.5%
Anixter, Inc., Gtd. Notes	5.500	03/01/23	1,975	2,039,188
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	11,350	11,037,875
CenturyLink, Inc.,
Series G, Sr. Unsec’d. Notes(a)	6.875	01/15/28	4,700	4,300,500
Series S, Sr. Unsec’d. Notes	6.450	06/15/21	25,015	25,610,357

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
CenturyLink, Inc., (cont’d.)
Series V, Sr. Unsec’d. Notes	5.625%	04/01/20	5,960	$ 6,034,500

CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	14,749	14,785,872
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A(a)	7.125	04/01/22	780	542,880
Sr. Unsec’d. Notes, 144A	8.250	09/30/20	13,675	10,358,812
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	30,975	26,851,453
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	6,710	6,148,038

Frontier Communications Corp., Sec’d. Notes, 144A(a)	8.500	04/01/26	10,050	9,735,937
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875	12/31/24	37,512	37,512,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	5.500	08/01/23	8,265	7,226,709
Gtd. Notes, 144A	9.750	07/15/25	58,820	61,025,750
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	5,500	5,376,525
Gtd. Notes	5.250	03/15/26	6,517	6,194,409
Gtd. Notes	5.375	08/15/22	2,000	2,000,000
Gtd. Notes(a)	5.375	05/01/25	1,010	977,175

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	26,685	27,852,469
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	34,085	32,636,387
Gtd. Notes	8.750	03/15/32	53,304	57,368,430
Sprint Corp.,
Gtd. Notes(a)	7.125	06/15/24	10,480	10,558,600
Gtd. Notes(a)	7.625	02/15/25	43,763	45,075,890
Gtd. Notes	7.875	09/15/23	7,417	7,784,142
T-Mobile USA, Inc.,
Gtd. Notes	6.000	03/01/23	5,000	5,175,000
Gtd. Notes	6.375	03/01/25	7,375	7,706,138
Gtd. Notes(a)	6.500	01/15/26	8,720	9,101,500

ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	16,482	15,451,875

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000%	01/20/26	49,990	$ 40,016,995
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	30,549	30,601,177
				527,086,583
Textiles 0.4%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A(a)	7.500	05/01/25	5,250	5,356,575
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	24,861	25,278,665
				30,635,240
Transportation 0.4%
Hornbeck Offshore Services, Inc.,
Gtd. Notes	5.000	03/01/21	3,625	2,320,000
Gtd. Notes	5.875	04/01/20	5,750	4,140,000

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375	01/15/22	6,100	4,582,625
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	4,025	4,114,355
Gtd. Notes, 144A(a)	6.500	06/15/22	14,685	15,037,440
				30,194,420
Trucking & Leasing 1.0%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	25,150	24,929,937
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A(a)	5.000	08/01/24	11,675	11,003,687
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A(a)	4.500	03/15/23	11,351	10,811,828

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing (cont’d.)
Park Aerospace Holdings Ltd. (Ireland), (cont’d.)
Gtd. Notes, 144A	5.250%	08/15/22	5,290	$ 5,217,263
Gtd. Notes, 144A(a)	5.500	02/15/24	20,260	19,880,125
				71,842,840
Total Corporate Bonds (cost $6,138,135,337)				6,052,049,297
			Shares
Common Stocks 0.2%
Independent Power & Renewable Electricity Producers 0.2%
Vistra Energy Corp.*			342,429	8,399,783
Media 0.0%
Mood Media Corp.^*			669,375	133,875
Mood Media Corp.^*			546,428	109,286
				243,161
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)^*			35,140	107,177
Frontera Energy Corp. (Colombia)*			27,914	817,824
				925,001
Total Common Stocks (cost $11,114,819)				9,567,945
Preferred Stocks 0.0%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The) Series K, (fixed to floating preferred), 6.375%			87,000	2,358,570
Construction Materials 0.0%
New Millennium Homes LLC^			2,000	54,000

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Media 0.0%
Adelphia Communications Corp. (Class A Stock)^	20,000	$ 20
Total Preferred Stocks (cost $2,193,416)		2,412,590

	Units
Warrants 0.0%
Chemicals 0.0%
Hercules, Inc., expiring 03/31/29 (cost $0)	230	0
Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC, expiring 03/30/23^	229,837	27,581
Ascent Resources - Marcellus LLC, expiring 03/30/23^	178,762	14,301
		41,882
Total Warrants (cost $52,352)		41,882

TOTAL LONG-TERM INVESTMENTS (cost $6,798,432,230)		6,713,215,530

	Shares
Short-Term Investments 24.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	249,835,483	249,835,483
PGIM Institutional Money Market Fund (cost $1,431,972,555; includes $1,429,457,280 of cash collateral for securities on loan)(b)(w)	1,432,000,215	1,432,143,414

Total Short-Term Investments (cost $1,681,808,037)		1,681,978,897

TOTAL INVESTMENTS 119.9% (cost $8,480,240,267)	8,395,194,427
Liabilities in excess of other assets(z) (19.9)%	(1,393,451,772)

Net Assets 100.0%	$ 7,001,742,655

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,933 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,401,927,385; cash collateral of $1,429,457,280 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of May 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,296	2 Year U.S. Treasury Notes	Sep. 2018	$275,055,750	$1,101,908
534	5 Year U.S. Treasury Notes	Sep. 2018	60,817,594	525,121
2,063	10 Year U.S. Treasury Notes	Sep. 2018	248,462,562	3,161,302
248	20 Year U.S. Treasury Bonds	Sep. 2018	35,991,000	1,117,013
196	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	31,262,000	1,154,226
				7,059,570
Short Positions:
3	5 Year Euro-Bobl	Jun. 2018	464,800	(8,495)
1	10 Year Euro-Bund	Jun. 2018	189,549	(7,281)
				(15,776)
				$7,043,794
Cash of $4,060,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at May 31, 2018.
Forward foreign currency exchange contracts outstanding at May 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/18	Morgan Stanley	EUR	1,033	$1,211,241	$1,207,797	$—	$(3,444)
				$1,211,241	$1,207,797	—	(3,444)

PGIM High Yield Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/04/18	Morgan Stanley	EUR	1,033	$1,266,258	$1,207,796	$58,462	$ —
Expiring 07/03/18	Morgan Stanley	EUR	1,033	1,214,148	1,210,650	3,498	—
				$2,480,406	$2,418,446	61,960	—
						$61,960	$(3,444)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 497,634,911	$ —
Bank Loans	—	151,508,905	—
Corporate Bonds	—	6,052,046,604	2,693
Common Stocks	9,217,607	—	350,338
Preferred Stocks	2,358,570	—	54,020
Warrants	—	—	41,882
Affiliated Mutual Funds	1,681,978,897	—	—
Other Financial Instruments*
Futures Contracts	7,043,794	—	—
OTC Forward Foreign Currency Exchange Contracts	—	58,516	—
Total	$1,700,598,868	$6,701,248,936	$448,933

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 98.3%
Bank Loans 7.8%
Commercial Services 0.6%
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%	5.480%(c)	04/26/24		13,371	$ 13,441,838
Computers 1.2%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.470(c)	09/30/24		18,199	18,347,220
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.470(c)	09/29/25		6,300	6,373,502
					24,720,722
Diversified Financial Services 0.3%
Exela Intermediate LLC, First Lien Term B Loan, 3 Month LIBOR + 7.500%	9.570(c)	06/30/23		5,925	5,965,734
Engineering & Construction 0.2%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.730(c)	07/07/22		3,184	3,194,020
Foods 0.3%
Jacobs Douwe Egberts Holdings BV (Netherlands), Term Loan B - EUR, 3 Month EURIBOR + 2.000%	2.750(c)	07/02/22	EUR	201	236,870
Shearer’s Foods LLC, First Lien Term Loan, 3 Month LIBOR + 4.095%^	6.473(c)	06/30/21		5,625	5,575,781
					5,812,651
Retail 1.2%
Academy, Ltd., Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	5.938(c)	07/01/22		7,039	5,556,683
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.230(c)	02/15/21		10,855	10,122,147
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24		11,154	10,854,236
					26,533,066
Software 1.7%
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.230(c)	09/10/22		18,143	18,156,393

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.230%(c)	08/05/22	4,767	$ 4,795,668
Symantec Corp.,
Term A-5 Loan, 3 Month LIBOR + 1.750%	4.080(c)	08/01/21	6,703	6,701,888
Term A-5 Loan, 3 Month LIBOR + 1.750%	4.080(c)	08/01/21	6,838	6,803,419
				36,457,368
Telecommunications 2.3%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.610(c)	05/27/24	9,701	9,458,724
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	5.718(c)	11/27/23	4,000	4,011,112
Tranche B-5 Term Loan	6.630	01/02/24	12,475	12,755,687

West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.980(c)	10/10/24	12,844	12,821,323
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.300(c)	09/09/21	10,964	11,066,869
				50,113,715
Total Bank Loans (cost $165,296,241)				166,239,114
Corporate Bonds 90.5%
Advertising 0.6%
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625	02/15/24	12,405	12,467,025
Aerospace/Defense 3.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	24,700	25,749,750
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21	27,650	30,691,500

TransDigm, Inc., Gtd. Notes(a)	6.000	07/15/22	13,025	13,204,094
				69,645,344

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.4%
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	4,740	$ 4,982,925
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%, 144A	4.125	09/15/21	3,525	3,489,750
				8,472,675
Banks 0.1%
CIT Group, Inc., Sr. Unsec’d. Notes	5.250	03/07/25	2,100	2,131,500
Building Materials 1.3%
Griffon Corp., Gtd. Notes(a)	5.250	03/01/22	22,225	21,447,125
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	2,000	2,020,000
Gtd. Notes(a)	8.500	04/15/22	3,550	3,816,250
				27,283,375
Chemicals 3.7%
A Schulman, Inc., Gtd. Notes	6.875	06/01/23	1,920	2,016,480
Blue Cube Spinco LLC,
Gtd. Notes(a)	9.750	10/15/23	1,455	1,664,156
Gtd. Notes	10.000	10/15/25	4,274	4,979,210
Chemours Co. (The),
Gtd. Notes(a)	6.625	05/15/23	32,702	34,346,257
Gtd. Notes	7.000	05/15/25	1,605	1,721,363

Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375	02/01/22	2,940	2,884,875
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	19,350	18,503,437
Platform Specialty Products Corp., Gtd. Notes, 144A(a)	6.500	02/01/22	5,010	5,135,250
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	5,036	5,300,390
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	3,175	3,128,962
				79,680,380

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 1.9%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(a)	6.375%	08/01/23	14,209	$ 14,283,597
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes	4.500	10/01/20	1,200	1,201,500
Gtd. Notes, 144A(a)	5.000	04/15/22	26,550	26,336,804
				41,821,901
Computers 3.1%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	11,520	11,826,743
Gtd. Notes, 144A(a)	7.125	06/15/24	4,000	4,297,855
EMC Corp.,
Sr. Unsec’d. Notes	1.875	06/01/18	8,000	8,000,000
Sr. Unsec’d. Notes	2.650	06/01/20	7,435	7,259,538
NCR Corp.,
Gtd. Notes	4.625	02/15/21	5,000	4,950,000
Gtd. Notes	5.000	07/15/22	1,320	1,300,200
Gtd. Notes(a)	5.875	12/15/21	7,685	7,784,137
Gtd. Notes(a)	6.375	12/15/23	19,392	19,944,866
				65,363,339
Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	2,630	2,557,675
Gtd. Notes	7.000	06/15/23	4,865	4,828,513
				7,386,188
Diversified Financial Services 2.0%
Alliance Data Systems Corp.,
Gtd. Notes, 144A(a)	5.375	08/01/22	15,825	15,904,125
Gtd. Notes, 144A, MTN	5.875	11/01/21	3,000	3,056,250

FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250	08/15/21	2,500	2,617,000
Navient Corp.,
Sr. Unsec’d. Notes(a)	6.500	06/15/22	17,880	18,461,100
Sr. Unsec’d. Notes	6.625	07/26/21	2,505	2,598,938

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Navient Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	8.000%	03/25/20		150	$ 159,525

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22		1,125	1,165,061
					43,961,999
Electric 6.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24		2,375	2,369,063
Sr. Unsec’d. Notes(a)	5.375	01/15/23		10,775	10,263,187
Sr. Unsec’d. Notes	5.500	02/01/24		6,775	6,165,250

ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	1,550	1,839,470
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19		8,295	8,595,694
Sr. Unsec’d. Notes	7.250	10/15/21		6,056	6,601,040
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875	06/15/17		3,750	3,440,625
Sr. Unsec’d. Notes(d)	9.500	10/15/18		7,953	7,137,817
Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20		3,463	3,116,700

Melton Renewable Energy UK PLC (United Kingdom), Sr. Sec’d. Notes	6.750	02/01/20	GBP	1,860	2,497,308
NRG Energy, Inc.,
Gtd. Notes(a)	6.250	07/15/22		20,275	20,883,250
Gtd. Notes(a)	6.250	05/01/24		8,725	9,008,562

Red Oak Power LLC, Series B, Sr. Sec’d. Notes	9.200	11/30/29		3,225	3,680,531
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22		33,924	35,633,770
Gtd. Notes	7.625	11/01/24		10,425	11,193,844
Gtd. Notes	8.034	02/02/24		3,500	3,692,500
Gtd. Notes, 144A	8.000	01/15/25		1,772	1,918,190
					138,036,801
Engineering & Construction 0.2%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23		3,125	3,375,000

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Entertainment 2.9%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	02/15/22		860	$ 870,750
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(a)	6.000	03/15/22		14,450	14,705,765
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		9,666	10,161,382
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		2,130	2,193,900
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250	02/15/22		6,775	6,978,250
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		2,257	2,358,565
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		10,436	10,592,540
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		775	775,969
Gtd. Notes	6.625	05/15/21		8,212	8,376,240
Gtd. Notes	10.000	12/01/22		4,350	4,665,419
					61,678,780
Environmental Control 0.2%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21		4,961	4,992,006
Foods 1.5%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21		5,400	5,319,000
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	5.036(c)	07/15/20	GBP	382	503,982
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A	7.250	06/01/21		8,350	8,443,938
Gtd. Notes, 144A	7.250	06/01/21		16,925	17,115,406
					31,382,326
Forest Products & Paper 0.6%
Cascades, Inc. (Canada), Gtd. Notes, 144A(a)	5.500	07/15/22		7,403	7,384,492

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper (cont’d.)
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%	12/01/22	2,073	$ 2,176,650
Neenah, Inc., Gtd. Notes, 144A	5.250	05/15/21	2,350	2,355,875
				11,917,017
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24	1,550	1,534,500
Rockpoint Gas Storage Canada Ltd. (Canada), Sr. Sec’d. Notes, 144A	7.000	03/31/23	6,270	6,324,863
				7,859,363
Healthcare-Products 0.6%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	2,500	2,012,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	4.875	04/15/20	1,060	1,020,250
Gtd. Notes, 144A(a)	5.750	08/01/22	10,565	9,138,725
				12,171,475
Healthcare-Services 6.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	4,160	4,160,000
Gtd. Notes(a)	5.625	02/15/23	2,050	2,073,063
Gtd. Notes	6.500	03/01/24	2,440	2,525,400

Centene Corp., Sr. Unsec’d. Notes	5.625	02/15/21	2,075	2,130,423
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	3,300	1,732,500
Gtd. Notes(a)	7.125	07/15/20	13,575	11,403,000
Sr. Sec’d. Notes(a)	5.125	08/01/21	450	422,861
Sr. Sec’d. Notes(a)	6.250	03/31/23	5,250	4,895,625

HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	8,976	9,402,360
HCA, Inc.,
Gtd. Notes	5.875	05/01/23	450	468,000
Gtd. Notes	7.500	02/15/22	6,285	6,866,363
Gtd. Notes(a)	7.500	12/15/23	3,000	3,270,000

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Sr. Sec’d. Notes(a)	6.500%	02/15/20	3,000	$ 3,135,000

LifePoint Health, Inc., Gtd. Notes(a)	5.500	12/01/21	13,515	13,565,681
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	4,710	4,639,350
Molina Healthcare, Inc., Gtd. Notes	5.375	11/15/22	6,619	6,618,404
Select Medical Corp., Gtd. Notes	6.375	06/01/21	6,950	7,045,563
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	8.875	04/15/21	10,400	10,660,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	350	346,500
Sr. Sec’d. Notes	4.750	06/01/20	5,850	5,877,495
Sr. Sec’d. Notes	6.000	10/01/20	3,000	3,097,500
Sr. Sec’d. Notes, 144A	4.625	07/15/24	9,650	9,276,062
Sr. Unsec’d. Notes	6.750	02/01/20	6,395	6,610,831
Sr. Unsec’d. Notes(a)	6.750	06/15/23	3,700	3,681,500
Sr. Unsec’d. Notes(a)	8.125	04/01/22	22,398	23,433,907
				147,337,388
Home Builders 6.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/21	14,206	14,312,545
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	5,700	5,794,050
Beazer Homes USA, Inc., Gtd. Notes(a)	8.750	03/15/22	19,445	20,854,762
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	6,423	6,519,345
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	4,846	4,894,945
KB Home,
Gtd. Notes	7.000	12/15/21	2,770	2,925,813
Gtd. Notes	7.500	09/15/22	5,345	5,745,875
Gtd. Notes	8.000	03/15/20	500	532,500
Lennar Corp.,
Gtd. Notes	4.125	01/15/22	8,200	8,092,334
Gtd. Notes	4.875	12/15/23	3,350	3,341,625
Gtd. Notes	6.950	06/01/18	125	125,000

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Lennar Corp., (cont’d.)
Gtd. Notes, 144A	6.250%	12/15/21	1,382	$ 1,447,645

M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	10,175	10,467,531
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	3,725	3,832,094
Meritage Homes Corp., Gtd. Notes	7.000	04/01/22	2,295	2,510,156
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	8,310	8,517,750
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	2,000	2,005,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21	10,203	10,241,261
Gtd. Notes, 144A	5.625	03/01/24	9,498	9,305,191
Gtd. Notes, 144A	5.875	04/15/23	3,170	3,201,700

TRI Pointe Group, Inc., Gtd. Notes(a)	4.875	07/01/21	8,395	8,415,987
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes(a)	4.375	06/15/19	4,000	4,000,000
William Lyon Homes, Inc., Sr. Unsec’d. Notes, 144A	6.000	09/01/23	7,475	7,465,656
				144,548,765
Home Furnishings 0.2%
Tempur Sealy International, Inc., Gtd. Notes	5.625	10/15/23	4,065	4,105,650
Internet 0.5%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000	04/01/23	10,554	10,699,117
Iron/Steel 0.9%
AK Steel Corp., Sr. Sec’d. Notes	7.500	07/15/23	1,875	1,971,094

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500%	05/15/21	7,545	$ 7,782,668
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	01/15/24	9,297	9,082,053
				18,835,815
Leisure Time 0.3%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	5,324	5,550,270
Lodging 1.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(a)	10.250	11/15/22	5,735	6,236,812
Sr. Sec’d. Notes, 144A	6.750	11/15/21	12,200	12,566,000
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	2,075	2,147,625
Gtd. Notes	6.625	12/15/21	3,000	3,180,000
Gtd. Notes	8.625	02/01/19	2,866	2,963,702
				27,094,139
Media 14.2%
Altice France SA (France), Sr. Sec’d. Notes, 144A(a)	6.000	05/15/22	17,150	17,085,687
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375	07/15/23	13,727	13,521,095
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	1,325	1,321,688
Sr. Unsec’d. Notes(a)	5.250	03/15/21	6,980	7,032,350
Sr. Unsec’d. Notes(a)	5.250	09/30/22	21,560	21,748,650
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,100	9,043,125
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	7,000	7,061,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	4,402	4,380,078
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	44,087	43,871,855
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes(a)	7.625	03/15/20	5,470	5,428,975
Series A, Gtd. Notes	6.500	11/15/22	7,315	7,461,300
Series B, Gtd. Notes	6.500	11/15/22	6,467	6,604,424

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc., (cont’d.)
Series B, Gtd. Notes (a)	7.625%	03/15/20	10,770	$ 10,770,000

CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	632	635,160
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	22,757	22,472,537
Gtd. Notes(a)	5.875	07/15/22	3,242	3,040,996
Gtd. Notes(a)	6.750	06/01/21	7,290	7,290,000

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	18,535	18,717,570
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	1,945	2,047,113
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125	02/15/22	3,950	4,053,688
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	2,000	2,035,000
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	600	550,500
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	3,745	3,557,750
Sinclair Television Group, Inc.,
Gtd. Notes	5.375	04/01/21	14,865	14,939,325
Gtd. Notes	6.125	10/01/22	9,443	9,655,467
Gtd. Notes, 144A(a)	5.625	08/01/24	2,275	2,265,786

Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875	08/01/22	1,550	1,495,828
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	4,185	4,331,475
Gtd. Notes, 144A	4.875	09/15/21	6,973	6,990,432

Tribune Media Co., Gtd. Notes(a)	5.875	07/15/22	16,585	16,771,581
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	05/15/23	9,910	9,389,725
Sr. Sec’d. Notes, 144A	6.750	09/15/22	14,142	14,495,550

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	2,535	2,433,600
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	1,335	1,355,025
				303,854,585

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Metal Fabricate/Hardware 0.3%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	6,430	$ 7,056,925
Mining 1.8%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.000	02/15/21	9,390	9,436,950
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875	03/15/23	5,625	5,407,088
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	4,375	4,090,625
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	10,400	10,621,000
Teck Resources Ltd. (Canada), Gtd. Notes(a)	4.500	01/15/21	9,846	9,932,152
				39,487,815
Miscellaneous Manufacturing 0.1%
EnPro Industries, Inc., Gtd. Notes(a)	5.875	09/15/22	1,625	1,661,563
Oil & Gas 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(a)	7.875	12/15/24	9,425	9,872,688
Antero Resources Corp.,
Gtd. Notes(a)	5.125	12/01/22	300	301,500
Gtd. Notes	5.375	11/01/21	3,850	3,890,425
Gtd. Notes	5.625	06/01/23	1,900	1,928,500

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	19,173	20,658,907
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	15,927	17,002,072
CNX Resources Corp.,
Gtd. Notes(a)	5.875	04/15/22	16,649	16,794,679
Gtd. Notes	8.000	04/01/23	1,592	1,691,500

Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	2,150	2,284,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	6,500	6,370,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	6.375	01/30/23	16,772	15,136,730
Gtd. Notes, 144A(a)	7.000	03/31/24	1,325	1,195,813

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes(a)	5.000%	03/15/23		4,325	$ 4,195,250
Gtd. Notes	5.875	07/01/22		4,124	4,154,930

RSP Permian, Inc., Gtd. Notes	6.625	10/01/22		5,650	5,890,125
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		2,000	1,955,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875	01/15/23		7,400	7,067,074
Teine Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.875	09/30/22		2,800	2,835,000
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22		4,000	4,200,000
Sr. Unsec’d. Notes	8.250	08/01/23		1,750	1,986,250
					129,410,818
Packaging & Containers 2.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23		5,325	5,325,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A(a)	4.250	09/15/22		7,550	7,474,500
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		16,711	17,379,440
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes(a)	5.750	10/15/20		7,222	7,266,927
Sr. Sec’d. Notes, 144A	5.125	07/15/23		1,000	982,500

Verallia Packaging SASU (France), Sr. Sec’d. Notes, 144A	5.125	08/01/22	EUR	5,500	6,620,704
					45,049,071
Pharmaceuticals 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	07/15/23		700	514,500
Endo Finance LLC, Gtd. Notes, 144A	5.750	01/15/22		710	594,625
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23		3,300	2,449,260

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	7.500%	07/15/21	670	$ 682,563
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/22	2,575	2,675,940
				6,916,888
Pipelines 1.0%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	4,347	4,401,337
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000	05/15/23	10,931	10,657,725
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	4,050	4,044,938
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.850	07/15/18	2,400	2,409,000
				21,513,000
Real Estate 0.8%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875	10/15/21	8,173	8,663,380
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)	4.875	06/01/23	5,000	4,700,000
Gtd. Notes, 144A(a)	5.250	12/01/21	400	403,000

WeWork Cos., Inc., Gtd. Notes, 144A(a)	7.875	05/01/25	2,950	2,777,100
				16,543,480
Real Estate Investment Trusts (REITs) 2.0%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	8,750	8,990,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	6.375	03/01/24	3,955	4,152,750
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	3,307	3,323,535
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	6,110	6,253,127

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp., Sr. Unsec’d. Notes, 144A(a)	4.000%	10/01/22		17,945	$ 17,227,200
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(a)	8.000	10/15/23		2,730	3,030,491
					42,977,728
Retail 4.4%
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22		7,100	6,327,875
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(a)	6.750	06/15/23		4,425	3,916,125
Sr. Unsec’d. Notes(a)	6.750	01/15/22		3,000	2,752,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20		2,700	2,598,750
Sr. Unsec’d. Notes(a)	8.625	06/15/20		8,525	8,205,312
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25		5,875	6,124,687
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		2,600	2,629,250

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21		3,906	3,730,230
L Brands, Inc.,
Gtd. Notes(a)	5.625	02/15/22		5,625	5,723,438
Gtd. Notes(a)	5.625	10/15/23		11,775	12,039,937
Gtd. Notes	6.625	04/01/21		10,000	10,525,000

Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000	10/15/21		950	679,250
PetSmart, Inc., Gtd. Notes, 144A(a)	7.125	03/15/23		14,150	6,803,320
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250	06/30/20		4,159	3,503,958
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23		9,932	10,180,300
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.500	11/01/23		825	814,688
Stonegate Pub Co. Financing PLC (United Kingdom),
Sec’d. Notes, 144A	4.875	03/15/22	GBP	3,400	4,469,605
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	4.981(c)	03/15/22	GBP	1,875	2,473,205
					93,497,430

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22		2,615	$ 2,597,022
Software 3.8%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		7,035	7,211,579
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		45,865	48,052,760
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%	7.125	05/01/21		2,610	2,623,050
Infor US, Inc.,
Gtd. Notes	6.500	05/15/22		5,365	5,452,181
Sr. Sec’d. Notes, 144A	5.750	08/15/20		9,809	9,968,396

TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21		8,275	8,999,063
					82,307,029
Telecommunications 5.5%
Anixter, Inc., Gtd. Notes	5.625	05/01/19		6,776	6,911,520
CenturyLink, Inc.,
Series S, Sr. Unsec’d. Notes(a)	6.450	06/15/21		27,325	27,975,335
Series V, Sr. Unsec’d. Notes	5.625	04/01/20		3,580	3,624,750

CommScope, Inc., Gtd. Notes, 144A(a)	5.500	06/15/24		6,640	6,656,600
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, 144A	4.500	05/31/22	EUR	2,350	2,802,745
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.500	09/30/22		2,598	2,977,308
Level 3 Financing, Inc.,
Gtd. Notes	5.375	08/15/22		1,520	1,520,000
Gtd. Notes	6.125	01/15/21		22,647	22,901,779

Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000	11/15/22		6,000	5,970,000
Sprint Corp.,
Gtd. Notes	7.250	09/15/21		11,720	12,130,200
Gtd. Notes	7.875	09/15/23		14,230	14,934,385

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes	6.000%	03/01/23	4,410	$ 4,564,350
Gtd. Notes(a)	6.375	03/01/25	4,725	4,937,152
				117,906,124
Textiles 0.8%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	1,625	1,657,987
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	16,395	16,670,436
				18,328,423
Transportation 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500	06/15/22	1,735	1,776,640
Trucking & Leasing 0.8%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	5,325	5,278,406
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500	08/01/22	5,175	4,942,125
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A(a)	4.500	03/15/23	850	809,625
Gtd. Notes, 144A(a)	5.250	08/15/22	5,405	5,330,681
Gtd. Notes, 144A	5.500	02/15/24	400	392,500
				16,753,337
Total Corporate Bonds (cost $1,968,526,470)				1,935,435,516

Total Long-Term Investments (cost $2,133,822,711)				2,101,674,630

			Shares
Short-Term Investments 18.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)			17,503,689	17,503,689

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $374,641,257; includes $374,141,322 of cash collateral for securities on loan)(b)(w)	374,641,195	$ 374,678,659

Total Short-Term Investments (cost $392,144,946)		392,182,348

TOTAL INVESTMENTS 116.7% (cost $2,525,967,657)		2,493,856,978
Liabilities in excess of other assets(z) (16.7)%		(356,180,566)

Net Assets 100.0%		$2,137,676,412

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,575,781 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $365,716,074; cash collateral of $374,141,322 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
547	2 Year U.S. Treasury Notes	Sep. 2018	$116,092,203	$ 465,326
17	5 Year U.S. Treasury Notes	Sep. 2018	1,936,141	17,985
2	20 Year U.S. Treasury Bonds	Sep. 2018	290,250	9,396
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	159,500	6,061
				498,768
Short Positions:
18	5 Year Euro-Bobl	Jun. 2018	2,788,801	(53,605)
22	10 Year U.K. Gilt	Sep. 2018	3,610,661	22,477
142	10 Year U.S. Treasury Notes	Sep. 2018	17,102,125	(158,454)
				(189,582)
				$ 309,186

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Cash of $610,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at May 31, 2018.
Forward foreign currency exchange contracts outstanding at May 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/18	Goldman Sachs & Co.	GBP	10,547	$14,107,341	$14,023,188	$—	$ (84,153)
Euro,
Expiring 06/04/18	Goldman Sachs & Co.	EUR	11,471	13,452,463	13,414,099	—	(38,364)
				$27,559,804	$27,437,287	—	(122,517)

Forward foreign currency exchange contracts outstanding at May 31, 2018
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/18	Goldman Sachs & Co.	GBP	10,547	$14,769,672	$14,023,187	$ 746,485	$ —
Expiring 07/03/18	Goldman Sachs & Co.	GBP	10,547	14,129,911	14,044,842	85,069	—
Euro,
Expiring 06/04/18	Goldman Sachs & Co.	EUR	11,471	14,064,137	13,414,100	650,037	—
Expiring 07/03/18	Goldman Sachs & Co.	EUR	11,471	13,484,695	13,445,785	38,910	—
				$56,448,415	$54,927,914	1,520,501	—
						$1,520,501	$(122,517)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$ —	$ 160,663,333	$5,575,781
Corporate Bonds	—	1,935,435,516	—
Affiliated Mutual Funds	392,182,348	—	—
Other Financial Instruments*
Futures Contracts	309,186	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,397,984	—
Total	$392,491,534	$2,097,496,833	$5,575,781

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the preceding Portfolios’ descriptions:
EUR	Euro
GBP	British Pound

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Bobl — Bundesobligationen-German Federal Obligations
CLO — Collateralized Loan Obligation
EURIBOR — Euro Interbank Offered Rate
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
OTC — Over-the-counter
PIK — Payment-in-Kind
REITs — Real Estate Investment Trusts

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, A valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuationmethods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date	July 20, 2018

* Print the name and title of each signing officer under his or her signature.